Property and Equipment, Net - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Subtotal	$ 7,704,955	$ 6,980,553
Less: accumulated depreciation	(2,554,723)	(2,085,074)
Property and equipment, net	5,150,232	4,895,479
Mechanical equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Subtotal	6,862,258	6,250,038
Over the shorter of lease term or the estimated useful lives of the assets
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Subtotal	377,243	303,418
Electronic equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Subtotal	89,280	76,359
Vehicles [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Subtotal	$ 376,174	$ 350,738